Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,428,424	$ 1,508,141